Deposits - Schedule of Interest Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest-Bearing Deposit Liabilities [Abstract]
Interest-bearing demand deposits	$ 11,972,316	$ 11,517,281
Money market accounts	14,172,435	14,056,342
Savings accounts	954,554	982,498
Time deposits	7,571,073	8,067,889
Brokered deposits	5,451,605	4,875,230
Total interest-bearing deposits	$ 40,121,983	$ 39,499,240